Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Revenue		$ 14,818,459	$ 13,723,478
Cost of revenue		13,771,031	12,275,928
Gross Profit		1,047,428	1,447,550
Operating expenses:
General and administrative expenses		1,417,406	658,292
Total operating expenses		1,417,406	658,292
Income (loss) from operations		(369,978)	789,258
Other (expense) income, net:
Interest income		129,226	11,299
Interest expense		(810)	(550)
Other (expense) income		247,722	(239,574)
Total other (expense) income, net		376,138	(228,825)
Income before income taxes		6,160	560,433
Income taxes provision		37,047	110,177
Net income (loss) attributable to Globavend Holdings Limited		(30,887)	450,256
Foreign currency translation adjustment		2,162
Comprehensive income (loss)		$ (28,725)	$ 450,256
Earnings per share - Basic (in Dollars per share)		$ (0.02)	$ 6.01
Earnings per share - Diluted (in Dollars per share)		$ (0.02)	$ 6.01
Weighted Average Basic Number of Ordinary Shares Outstanding (in Shares)	[1]	1,923,591	74,895
Weighted Average Diluted Number of Ordinary Shares Outstanding (in Shares)	[1]	1,923,591	74,895
Revenue – third parties
Revenue		$ 14,818,459	$ 13,723,478
Cost of revenue - third parties
Cost of revenue		5,075,420	4,550,026
Cost of revenue – related party
Cost of revenue		$ 8,695,611	$ 7,725,902

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025